FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to unitholders - (Originating currency)	$ 1,266	$ 1,271	$ 1,115
OCI attributable to unitholders	(88)	(55)	(79)
Net income attributable to unitholders	0	0	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to unitholders - (Originating currency)	791	773	701
OCI attributable to unitholders	(37)	(50)	(50)
Net income attributable to unitholders	0	0	0
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to unitholders - (Originating currency)	1,095
OCI attributable to unitholders	(33)
Net income attributable to unitholders	0
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to unitholders - (Originating currency)	484	343	77
OCI attributable to unitholders	(9)	(3)	(1)
Net income attributable to unitholders	$ (20)	$ 1	$ 1